COLLABORATIVE INVESTMENT SERIES TRUST

STATEMENT OF ADDITIONAL INFORMATION

Supplement dated March 5, 2020

Mercator International Opportunity Fund

Institutional Class: MOPPX

Class A: MOOPX

Preferred-Plus

Class A: INPPX

Class I: IPPPX

Dividend Performers

Class A: INDPX

Class I: IPDPX

Tactical Conservative Allocation Fund

Class I: TFAZX

Class A: TFALX

Tactical Moderate Allocation Fund

Class I: TFAUX

Class A: TFAMX

Tactical Growth Allocation Fund

Class I: TFAFX

Class A: TFAEX

Tactical Income ETF

TBND

Global Tactical Fund

Institutional Class: GIVYX

Trend Aggregation U.S. ETF

Trend Aggregation ESG ETF

Trend Aggregation Managed Futures Strategy ETF

Trend Aggregation Dividend Stock ETF

Trend Aggregation Aggressive Growth ETF

TFA Quantitative Fund

Class I: TFAQX

TFA Multidimensional Tactical Fund

Class I: TFADX

to the Statement of Additional Information dated March 4, 2020, February 27,2020, February 3, 2020, August 21, 2019, June 17, 2019, June 13, 2019, and May 22, 2019.

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Effective March 1, 2020, Ronald Young has been elected as a Trustee to the Collaborative Investment Series Trust.  Any references to the contrary in any Statement of Additional Information should be disregarded.  The following supplements the information provided under the heading "TRUSTEES AND OFFICERS."

Mr. Ronald Young Jr. possesses what the Board feels are unique experiences, qualifications and skills valuable to the Trust.  Mr. Young currently serves as the President of Young Consulting, LLC, a corporation that provides business consulting.  He also, currently serves as President of Tri-State LED, a corporation that provides comprehensive LED lighting solutions.  Previously, he co-founded and served as the managing partner for a diversified private equity capital firm and real estate development company. The Board believes Mr. Young’s experience and expertise as a business consultant, including his expertise in private equity and real estate, adds depth and understanding to its consideration of the Trustee's obligations to the Trust and shareholders.

INDEPENDENT TRUSTEES

Name Address^ Year of Birth	Position/ Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
Ronald Young Jr. Year of Birth: 1974	None	President - Young Consulting, Inc. (2008-Present); President – Tri State LED, Inc. (2010-Present).	16	None

^ 8000 Town Centre Drive, Suite 400 Broadview Heights OH 44147.

* The term of office for each Trustee listed above will continue indefinitely.

** The term "Fund Complex" refers to all the Funds in the Trust.

As of his appointment, Mr. Young held no shares of the Funds.

The Statement of Additional Information dated March 4, 2020, February 27,2020, February 3, 2020, August 21, 2019, June 17, 2019, June 13, 2019, and May 22, 2019, each provide information that you should know before investing in the Funds and should be retained for future reference. All of these documents are available upon request and without charge by calling Shareholder Services at 1-800-869-1679.

Please retain this Supplement for future reference.